Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Schedule of Concentration of Risk

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2025	2024
Percentage of the Group’s accounts receivable
Customer A	18%	*
Customer B	12%	*
Customer C	*	13%
Total	30%	13%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase:

	For the years ended December 31,
	2025	2024	2023
Percentage of the Group’s total purchase
Supplier A	43%	33%	21%
Supplier B	13%	12%	20%
Supplier C	* %	* %	15%
Total	56%	45%	56%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable:

	As of December 31,
	2025	2024
Percentage of the Group’s accounts payable
Supplier A	63%	45%
Total	63%	45%